Other Liability - Summary of Other Liabilities (Detail)	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure Of Other Liabilities [abstract]
Beginning balance	£ 0
Arising during the year	34,289
Ending balance	£ 34,289